Leases - Schedule of Maturity Analysis of Undiscounted Lease Payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 203,145
Less than one year
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	21,419
One to five years
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	69,871
Thereafter
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 111,855